December 2, 2008 Supplement

SUPPLEMENT DATED DECEMBER 2, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
Dated July 31, 2008

The first, second, third, fourth and fifth paragraphs in the section of the Statement of Additional Information entitled “V. Investment Advisory and Other Services — G. Fund Management — Other Accounts Managed by the Portfolio Managers” are hereby deleted and replaced with the following:

As of September 30, 2008:

Nathalie Degans managed one registered investment company with a total of approximately $409 million in assets; three pooled investment vehicles other than registered investment companies with a total of approximately $341 million in assets; and five other accounts with a total of approximately $301 million in assets.

Margaret Naylor managed one registered investment company with a total of approximately $409 million in assets; two pooled investment vehicles other than registered investment companies with a total of approximately $300 million in assets; and four other accounts with a total of approximately $222 million in assets.

Arthur Pollock managed one registered investment company with a total of approximately $409 million in assets; two pooled investment vehicles other than registered investment companies with a total of approximately $300 million in assets; and four other accounts with a total of approximately $222 million in assets.

Alistair Corden-Lloyd managed one registered investment company with a total of approximately $409 million in assets; three pooled investment vehicles other than registered investment companies with a total of approximately $341 million in assets; and five other accounts with a total of approximately $301 million in assets.

Jean Beaubois managed one registered investment company with a total of approximately $409 million in assets; three pooled investment vehicles other than registered investment companies with a total of approximately $341 million in assets; and five other accounts with a total of approximately $301 million in assets.

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The section of the Statement of Additional Information entitled “V. Investment Advisory and Other Services — G. Fund Management — Securities Ownership of Portfolio Managers” is hereby deleted and replaced with the following:

As of September 30, 2008:
Nathalie Degans:	None
Margaret Naylor:	None
Arthur Pollock:	None
Alistair Corden-Lloyd:	None
Jean Beaubois:	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.